Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
DIH Cayman and DIH Hong Kong [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances with Related Party
	June 30, 2024	March 31, 2024
Due from related party	$2,494	$2,586
Due to related party	$1,376	$1,470

	As of March 31,
	2024	2023
Due from related party	$2,586	$2,456
Due to related party	$1,470	$1,311

Motek Group [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances with Related Party

As part of these transactions, the Company made advance payments to Motek, included in “Due from related party,” and also had trade payables, included in “Due to related party.” The balances as of June 30, 2024 and March 31, 2024 are as follows:

	June 30, 2024	March 31, 2024
Due from related party	$3,352	$3,367
Due to related party	$8,357	$8,667

	As of March 31,
	2024	2023
Due from related party	$3,367	$1,934
Due to related party	$8,667	$5,530